SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amounts reclassified from AOCI	$ 27	$ (13)	$ 0
AOCI
Balance as of January 1, 2016	(137)
Other comprehensive income before reclassifications	984
Amounts reclassified from AOCI	(1,050)
Other comprehensive income (loss)	(66)
Balance as of December 31, 2016	(203)	(137)
Unrealized (losses) on Available-For-Sale Marketable Securities | AOCI
Balance as of January 1, 2016	(410)
Other comprehensive income before reclassifications	376
Amounts reclassified from AOCI	(27)
Other comprehensive income (loss)	349
Balance as of December 31, 2016	(61)	(410)
Unrealized gains (losses) on cash flow hedges | AOCI
Balance as of January 1, 2016	273
Other comprehensive income before reclassifications	608
Amounts reclassified from AOCI	(1,023)
Other comprehensive income (loss)	(415)
Balance as of December 31, 2016	$ (142)	$ 273